Business overview	12 Months Ended
Dec. 31, 2017
Business overview
Business overview

Business overview

Zealand (the “Company”, the “Group”, “Zealand” and “we”) was founded in 1998 and is a biotechnology company focused on the discovery, design and development of innovative peptide-based medicines. We intend to be a leader in specialty medicines focusing on gastrointestinal and metabolic diseases with significant unmet medical needs. Zealand has a portfolio of medicines and product candidates under license collaborations with Sanofi and BI.

Our product portfolio includes two approved products for the treatment of type 2 diabetes: (i) lixisenatide, which has been approved by the U.S. Food and Drug Administration, or FDA, and is marketed in the U.S. under the brand name Adlyxin®, and which has been approved by the European Medicines Agency, or EMA, and by other regulatory authorities outside the U.S., where it is marketed under the brand name Lyxumia®, and (ii) a combination of lixisenatide with Lantus®, the brand name for insulin glargine, developed by Sanofi S.A., or Sanofi, which has been approved by the FDA and is marketed in the U.S. under the brand name Soliqua® 100/33, and which has been approved by the EMA and launched in some European countries under the brand name Suliqua®. Both Adlyxin®/Lyxumia® and Soliqua® 100/33/Suliqua® are marketed by Sanofi pursuant to a license agreement granting Sanofi commercialization rights for these products.

In addition to our currently approved and marketed products, we also have a pipeline of other product candidates in various stages of preclinical and clinical development targeting specialty gastrointestinal and metabolic disease areas with significant unmet medical needs.

We have four fully owned programs in late clinical development:

1     Glepaglutide, which is a long-acting GLP-2 analog in development for the treatment of short bowel syndrome (SBS). Following positive Phase 2 results in 2017, we expect to start Phase 3 during 2018.

Dasiglucagon, a Zealand-invented proprietary glucagon analog currently in development for three different indications:

2     Dual-hormone artificial pancreas for diabetes treatment

Zealand has already reported positive results from two Phase 2a trials during the second quarter of 2017, and the initiation of an outpatient Phase 2b trial of longer duration for the iLetTM dual-hormone artificial pancreas system in is planned for 2018.

3     Rescue treatment for severe hypoglycemia

Ready-to-use dasiglucagon may offer diabetes patients and their families a fast treatment solution for severe hypoglycemia that is easier to use than currently marketed glucagon kits. The first Phase 3 trial with dasiglucagon for the treatment of severe hypoglycemia was initiated in July 2017, with recruitment completed in October 2017. Results are expected in Q2 2018, ahead of previous expectations. A second Phase 3 trial was initiated in December 2017, with results expected in H2 2018.

4     Congenital hyperinsulinism

Congenital hyperinsulinism, or CHI, is an ultra-rare but devastating disease caused by inappropriately elevated insulin secretion irrespective of glucose levels. This leads to frequent and often severe hypoglycemia and long-term irreversible damage to health. In 2017, the FDA in the U.S. and the Committee for Orphan Medicinal Products in the EU issued a positive opinion on an orphan medicinal product application for Zealand’s glucagon analog. In January 2018, the FDA issued a safe-to-proceed letter, and the Phase 3 program is expected to start in mid-2018.

Company summary	Domicile	Owner ship	Voting rights
Zealand Pharma A/S subsidiaries
ZP Holding SPV K/S	Denmark	100%	100%
ZP General Partner 1 ApS	Denmark	100%	100%
ZP Holding SPV K/S subsidiaries
ZP SPV 1 K/S	Denmark	100%	100%
ZP General Partner 2 ApS	Denmark	100%	100%